Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Net loss	(13,987)	(17,788)	(17,054)
Income taxes	72	28	—
Loss before taxes	(14,059)	(17,816)	(17,054)
Current tax rate in France	28.00%	28.00%	28.00%
Theoretical income tax (expense) benefit	3,937	4,988	4,775
Items not subject to tax deduction	845	608	1,695
Share based payments	(80)	(18)	(220)
Non recognition of deferred tax assets related to tax losses and temporary differences	(4,556)	(5,599)	(6,248)
Tax rate differences	(74)	48	(2)
Group income taxes (expense) benefit	72	28	—
Effective tax rate	(0.5)%	(0.2)%	0.0%

Nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Temporary differences	95	44	64
Losses carried forward	13,155	18,239	23,505
Total of items with a nature of deferred tax assets	13,250	18,283	23,569

Temporary differences	(699)	(789)	(528)
Total of items with a nature of deferred tax liabilities	(699)	(789)	(528)

Net total of deferred tax assets (liabilities)	12,551	17,494	23,041
Unrecognized deferred tax	(12,551)	(17,494)	(23,041)
Net total of deferred tax	—	—	—